RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2018	Jul. 31, 2017
Related Party Transactions [Abstract]
Schedule of related party transaction
	Three months ended April 30,		Nine months ended April 30,
	2018	2017	2018	2017
Administrative fees	$135	$339	$895	$934
Consulting fees	-	1,793	-	1,793
Shared office and administrative costs	910	2,455	6,835	7,333
Executive compensation	1,163,206	-	1,163,206	-
	$1,164,251	$4,587	$1,170,936	$10,060

	April 30, 2018	July 31, 2017
Due to chief executive officer pursuant to employment consulting agreement	$164,706	$-
Due to chief executive officer (included in accounts payable)	1,500	-
Due to other related parties (included in accounts payable)	-	2,538
	$166,206	$2,538

	Year ended
	July 31, 2017	July 31, 2016

Administrative fees (10%)	$1,237	$1,444
Geological consulting fees	310	1,261
Shared office and administrative costs	9,192	9,237
Shared project expenditures	3,716	3,316
Total related party expenditures included in General and administrative expenses	$14,455	$15,258

	Year ended
	July 31, 2017	July 31, 2016

Element 29 Ventures Ltd.	$3,716	$2,177
Kel-Ex Developments Ltd.	6,103	8,664
Metalex Ventures Ltd.	4,636	4,417
	$14,455	$15,258

	As at
	July 31, 2017	July 31, 2016
Kel-Ex Developments Ltd.	$1,931	$5,341
Metalex Ventures Ltd.	607	1,359
	$2,538	$6,700